Income taxes	12 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
Income taxes

16. Income taxes

As at December 31, 2022, and December 31, 2021, the Company had no accrued interest and penalties related to uncertain tax positions. The income tax provision differs from the amount of income tax determined by applying the U.S. federal tax rate of 21.0% (December 31, 2021 – 21.0%) to pretax loss from operations for the periods ended December 31, 2022 and December 31, 2021:

	Year	Year
	Ended	Ended
	December 31,	December 31,
	2022	2021

Income (loss) before income taxes	$898,591	$(6,402,277)
Expected income tax recovery	188,704	(1,344,478)
Change in estimates in respect of prior periods	(41,351)	837,195
Change in tax rate	133,687	274,477
Change in fair value of derivative liability	(3,296,242)	(2,583,095)
State and local taxes, net of federal benefit	(709,272)	(960,296)
Other	308	5,033
Change in valuation allowance	3,724,166	3,771,164
Total	$-	$-

Deferred tax assets and the valuation account are as follows:

	December 31,	December 31,
	2022	2021

Deferred tax asset:
Net operating loss carryforwards	$10,291,114	$6,724,313
Mineral interest purchase option	-	10,707,362
Mining interests	8,391,938	-
EPA liabilities	2,068,062	-
Other deferred tax assets	851,563	454,499
Valuation allowance	(21,602,677)	(17,886,174)
Total	$-	$-

	December 31,	December 31,
	2022	2021

Deferred tax asset:
Net operating loss carryforwards	$101,662	$59,955
Deferred tax liabilities:
Equipment	-	(18,809)
Unrealized foreign exchange gain	(101,662)	(41,146)
Net deferred tax asset	$-	$-

The potential income tax benefit of these losses has been offset by a full valuation allowance.

As of December 31, 2022 and December 31, 2021, the Company has an unused net operating loss carryforward balance of $40,227,950, and $26,356,908, respectively, that is available to offset future taxable income. The net operating loss carryforwards generated before 2018 expire between 2031 and 2037. The losses generated in 2018 and later tax years do not expire.

The Company did not have any tax positions for which it is reasonably possible that the total amount of unrecognized tax benefits will significantly increase or decrease within the next 12 months.

The tax years that remain subject to examination by major taxing jurisdictions are those for the years ended December 31, 2022 and December 31, 2021 and years 2020, 2019, 2018, 2017, 2016, and 2015.

Bunker Hill Mining Corp.

Notes to Consolidated Financial Statements

Years Ended December 31, 2022 and December 31, 2021

(Expressed in United States Dollars)